Financial instruments - fair values and risk management (Tables)	6 Months Ended
Jun. 30, 2025
Financial instruments - fair values and risk management.
Schedule of financial assets

	June 30, 2025	December 31, 2024
Financial assets at amortized cost
Trade receivables	40,310	32,886
Cash	41,553	111,049
Loans receivable	501	226
Other investments - current	34,418	23,757
Total	116,782	167,918

	June 30, 2025	December 31, 2024
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	—	—
Other investments - non-current - fair value through other comprehensive income - Level 1	3,365	3,015
Other investments - non-current - fair value through profit or loss - Level 1	13,238	13,100
Total	16,603	16,115

Schedule of financial liabilities

	June 30, 2025	December 31, 2024
Financial liabilities not measured at fair value
Trade and other payables	28,483	20,212
Total	28,483	20,212

	June 30, 2025	December 31, 2024
Financial liabilities measured at fair value
Put option liability - Level 3	15,002	15,002
Share warrant obligations - Level 1	265	365
Other non-current liabilities - Level 3	—	—
Total	15,267	15,367

Schedule of maximum exposure to credit risk at the reporting date

	June 30, 2025	December 31, 2024
Loans receivables	501	226
Trade receivables	40,310	32,886
Cash	41,553	111,049
Other investments - current	34,418	23,757
Other investments - non-current	16,603	16,115

Schedule of exposure to credit risk

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
December 31, 2024	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.03%	32,283	(6)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			33,730	(1,453)

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
June 30, 2025	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.02%	41,301	(8)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			42,748	(1,455)

Schedule of contractual maturities of non-derivative financial liabilities

December 31, 2024	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,300	1,342	107	1,213	22
Trade and other payables	20,212	20,212	20,212	—	—
	21,512	21,554	20,319	1,213	22

June 30, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	2,277	2,343	1,262	508	573
Trade and other payables	28,483	28,483	28,483	—	—
	30,760	30,826	29,745	508	573

Schedule of contractual maturities of derivatives financial liabilities

December 31, 2024	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	365	365	—	—	365
Put option liability	15,002	15,002	15,002	—	—
	15,367	15,367	15,002	—	365

June 30, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	265	265	—	—	265
Put option liability	15,002	15,002	15,002	—	—
	15,267	15,267	15,002	—	265

Schedule of exposure to foreign currency risk

			Armenian	Kazakhstani	United Arab	British
December 31, 2024	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen
Assets
Loans receivable	212	—	13	—	—	—	—
Trade and other receivables	9,121	—	—	7	—	—	—
Cash	16,113	74	35	529	5	—	—
	25,446	74	48	536	5	—	—
Liabilities
Lease liabilities	(945)	—	(355)	—	—	—	—
Trade and other payables	(4,255)	—	(1,093)	(87)	(12)	(26)	(178)
	(5,200)	—	(1,448)	(87)	(12)	(26)	(178)
Net exposure	20,246	74	(1,400)	449	(7)	(26)	(178)

			Armenian	Kazakhstani	United Arab	British
June 30, 2025	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen
Assets
Loans receivable	496	—	4	—	—	—	—
Trade and other receivables	11,792	—	30	7	2	—	—
Cash	19,352	101	37	612	—	—	—
	31,640	101	71	619	2	—	—
Liabilities
Lease liabilities	(2,087)	—	(191)	—	—	—	—
Trade and other payables	(7,001)	—	(1,684)	(213)	(11)	—	(92)
	(9,088)	—	(1,875)	(213)	(11)	—	(92)
Net exposure	22,552	101	(1,804)	406	(9)	—	(92)

Schedule of sensitivity analysis

	Strengthening of	Weakening of US$
December 31, 2024	US$ by 10%	by 10%
Euro	(2,025)	2,025
Russian Ruble	(7)	7
Armenian Dram	140	(140)
Kazakhstani Tenge	(45)	45
United Arab Emirates dirham	1	(1)
British pound sterling	3	(3)
Japanese yen	18	(18)
	(1,915)	1,915

	Strengthening of	Weakening of US$
June 30, 2025	US$ by 10%	by 10%
Euro	(2,255)	2,255
Russian Ruble	(10)	10
Armenian Dram	180	(180)
Kazakhstani Tenge	(41)	41
United Arab Emirates dirham	1	(1)
Japanese yen	9	(9)
	(2,116)	2,116

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option
	obligation (Note 4)	liability (Note 4)
Balance at January 1, 2024	1,278	28,995
Net change in fair value	(265)	(13,993)
Balance at June 30, 2024	1,013	15,002

	Share warrant	Put option
	obligation (Note 4)	liability (Note 4)
Balance at January 1, 2025	365	15,002
Net change in fair value	(100)	—
Balance at June 30, 2025	265	15,002